Cover	May 21, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2025
Entity File Number	001-37665
Entity Registrant Name	HERTZ GLOBAL HOLDINGS, INC.
Entity Central Index Key	0001657853
Entity Tax Identification Number	61-1770902
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8501 Williams Road
Entity Address, City or Town	Estero
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33928
City Area Code	239
Local Phone Number	301-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HTZ
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	HTZWW
Security Exchange Name	NASDAQ